Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Concorde Funds, Inc.
Entity Central Index Key	0000822519
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Concorde Wealth Management Fund
Shareholder Report [Line Items]
Fund Name	Concorde Wealth Management Fund
Class Name	Concorde Wealth Management Fund
Trading Symbol	CONWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Concorde Wealth Management Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.concordeco.com. You can also request this information by contacting us at 1-972-701-5400.
Additional Information Phone Number	1-972-701-5400
Additional Information Website	www.concordeco.com
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Concorde Wealth Management Fund	$77	1.46%
[1]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended March 31, 2026, the Fund  overperformed its benchmark by 889 basis points, a blended index using 45% of the Russell 1000 Value, 45% of the Barclays Intermediate Agg, 5% of the Bank of America Merrill Lynch 1-3 Year Treasuries, and 5% of the Barclays U.S. TIPS.
For the 6 months ended March 31, 2026, relative performance for the Concorde Wealth Management Fund was aided by an overweight position in the energy, royalty and precious metals securities, value oriented equities in healthcare, insurance, financials, midstream energy, income strategy, short term corporate debt, and floating rate preferred equities. Stock selection benefited relative Fund performance in the Materials and Financials sectors. Relative performance was benefited by the Fund’s overweight position in the domestic Energy sector and materials stocks.
During the period, the strategy continued its high allocation to quality companies, as defined by the S&P Earnings growth and free cash flow. This significant overweight to quality and value contributed to the Fund’s relative returns during the period, which we believe were driven by reduced investor appetite for risk to Technology.
We tactically maintained the short end on our fixed income exposure, avoiding duration risk. Our equity exposure remains diversified, with a concentration in Energy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%) AS OF March 31, 2026

	1 Year	5 Year	10 Year
TF (without sales charge)	17.50	7.59	8.70
S&P 500 TR	17.80	12.06	14.16
Concorde Blended	9.61	5.00	6.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.concordeco.com for more recent performance information.
Net Assets	$ 44,703,368
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 172,522
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$44,703,368
Number of Holdings	53
Net Advisory Fee	$172,522
Portfolio Turnover	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top Holdings	(%)
Texas Pacific Land Corp.	6.3%
MSILF Government Portfolio - Class Institutional	5.0%
Sprott Physical Gold Trust	4.8%
United States Treasury Notes	4.4%
Black Stone Minerals LP	3.4%
LLR Equity Partners V, LP	3.2%
Energy Transfer LP	3.1%
Exxon Mobil Corp.	3.0%
Diamondback Energy, Inc.	2.9%
Expand Energy Corp.	2.8%

Top 10 Issuers	(%)
Texas Pacific Land Corp.	6.3%
United States Treasury Notes	5.5%
MSILF Government Portfolio - Class Institutional	5.0%
Sprott Physical Gold Trust	4.8%
Black Stone Minerals LP	3.4%
LLR Equity Partners V, LP	3.2%
Energy Transfer LP	3.1%
JPMorgan Chase & Co.	3.0%
Exxon Mobil Corp.	3.0%
Diamondback Energy, Inc.	2.9%
Security Type Breakdown (%)

Updated Prospectus Web Address	www.concordeco.com

[1]
*	Annualized